Discontinued Operations (Narrative) (Details) (USD $)	9 Months Ended	0 Months Ended		9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2013	Mar. 01, 2013 Fontaine Woods [Member]	Sep. 30, 2013 Fontaine Woods [Member] item	Sep. 30, 2013 Beckanna on Glenwood [Member] contract item	Jun. 12, 2013 Oak Reserve at Winter Park [Member]	Sep. 30, 2013 Oak Reserve at Winter Park [Member] item	Nov. 10, 2012 The Estates of Mill Creek [Member]	Sep. 30, 2013 The Estates of Mill Creek [Member] item	Dec. 31, 2012 The Estates of Mill Creek [Member]	Jun. 30, 2013 The Estates of Mill Creek [Member]	Sep. 30, 2013 Terrace At River Oaks [Member] item	Sep. 30, 2013 Above Market Leases [Member] Beckanna on Glenwood [Member]	Sep. 30, 2012 Above Market Leases [Member] Beckanna on Glenwood [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of units on property			263	254		142		259			314
Percent of ownership sold		70.00%			100.00%
Consideration received from divestiture of interest in subsidiaries and affiliates		$ 10,500,000			$ 11,700,000
Proceeds from divestiture of interest in subsidiaries and affiliates							27,500,000
Gain from sale of rental property	1,945,894	1,600,000				500,000		(100,000)	2,200,000	2,100,000
Lessee leasing arrangements, operating leases, number of renewal options				5
Lessee leasing arrangements, operating leases, renewal term				10 years
Amortization of intangible assets												44,000	132,000
Operating leases, rent expense, net												300,000	900,000
Ownership interest	70.00%
Disposal group, liabilities of business transferred under contractual arrangement		$ 9,100,000